Note 10 - Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Impairment of investment	$ 0	$ 762,000
Housing Project In The Republic Of The Congo | PDI
Long-term Investments	$ 270,000		$ 270,000